Risks and Concentration (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Risks and Concentration (Details) [Line Items]
Cash deposited with financial institutions (in Dollars)	$ 18,930		$ 14,650
China, Yuan Renminbi
Risks and Concentration (Details) [Line Items]
Functional currency appreciation percentage during the period	0.41%
Functional currency depreciated percentage during the period		0.62%
Customer Concentration Risk [Member] | No Customer [Member] | Revenue Benchmark [Member]
Risks and Concentration (Details) [Line Items]
Concentration risk, percentage	10.00%
Customer Concentration Risk [Member] | Guangzhou Xingjinhui Trade Co., Ltd [Member] | Purchase Member
Risks and Concentration (Details) [Line Items]
Concentration risk, percentage	82.00%	33.00%
Customer Concentration Risk [Member] | Jimei University [Member] | Purchase Member
Risks and Concentration (Details) [Line Items]
Concentration risk, percentage		11.00%
Customer Concentration Risk [Member] | Jimei University Member | Purchase Member
Risks and Concentration (Details) [Line Items]
Concentration risk, percentage		11.00%